Marketable securities - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2017	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	May 01, 2017
Gain (Loss) on Investments [Line Items]
Previously recognized fair value gains reclassified		$ (7)
Ownership interest (as percent)		50.00%	50.00%	50.00%	50.00%
Gain on debt extinguishment		$ 0		$ 19
Investment in marketable security		57
Archer
Gain (Loss) on Investments [Line Items]
Ownership interest (as percent)	15.70%
Investment in marketable security	$ 0	$ 12
Predecessor
Gain (Loss) on Investments [Line Items]
Adoption of accounting standard update						$ (31)
Previously recognized fair value gains reclassified				15	$ 195
Gain on debt extinguishment			$ 0	19	47
Investment in marketable security				124
Predecessor | Archer
Gain (Loss) on Investments [Line Items]
Gain on debt extinguishment	19
Investment in marketable security				28
Predecessor | Fair value gains
Gain (Loss) on Investments [Line Items]
Adoption of accounting standard update						$ (31)
Previously recognized fair value gains reclassified				$ 14	$ 168
Archer | Financial Restructuring
Gain (Loss) on Investments [Line Items]
Carrying value of loan	$ 37						$ 45
Fair value | Archer | Financial Restructuring
Gain (Loss) on Investments [Line Items]
Carrying value of loan							$ 56